Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Summary of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Customer advances	67,098,949	136,893,906	20,979,909
Payable to employees	42,469,850	66,058,774	10,123,950
Payable to dealers	29,666,154	37,610,651	5,764,084
Other tax payables	8,210,599	26,851,725	4,115,207
Deposit due to third-parties	21,026,154	19,105,683	2,928,074
Payable to suppliers	8,233,432	5,090,553	780,161
Accrued professional service fees	4,380,000	4,630,000	709,579
Interest payable	2,890,110	1,237,131	189,599
Amount due to third-parties	59,764,366	—	—
Derivative financial liability	3,289,676	—	—
Others	31,660,944	27,255,779	4,177,131

	278,690,234	324,734,202	49,767,694